LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN INSTITUTIONAL SMARTINDEX-TM- FUND

July 1, 1999

Dear Shareholder,

The U.S. equity market continued to surge ahead since the beginning of this year, though the period was marked by extreme volatility. During this time, the J.P. Morgan Institutional SmartIndex-TM- Fund posted a 7.27% return, besting the 6.47% return of the S&P 500.

The fund's net asset value increased to $16.06 at May 31, 1999, from $15.00 at its inception on December 31, 1998. Dividends of approximately $0.03 per share were paid from ordinary income. On May 31, 1999, the net assets of the fund were approximately $5.4 million.

This report includes a discussion with Timothy J. Devlin, the portfolio manager primarily responsible for the J.P. Morgan SmartIndex-TM- Fund. In this interview, Tim talks about the events of the previous year that had the greatest effect on the fund and discusses his investment strategy.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,

/s/ Ramon de Oliveira                    /s/ Keith M. Schappert

Ramon de Oliveira                        Keith M. Schappert
Chairman of Asset Management Services    President of Asset Management Services
J.P. Morgan & Co. Incorporated           J.P. Morgan & Co. Incorporated


--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS ........ 1     FUND FACTS AND HIGHLIGHTS ......... 5

FUND PERFORMANCE .................. 2     FINANCIAL STATEMENTS .............. 8

PORTFOLIO MANAGER Q&A ............. 3
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
There are several ways to evaluate a mutual fund's historical performance record. One approach is to look at the growth of a hypothetical investment of $3,000,000 (the minimum investment in the fund). The chart at right shows that $3,000,000 invested on December 31, 1998, would have grown to $3,224,595 on May 31, 1999.

Another way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

GROWTH OF $3,000,000 SINCE FUND INCEPTION*
DECEMBER 31, 1998 -- MAY 31, 1999

J.P. Morgan Institutional SmartIndex-TM- Fund                      $3,224,595
S&P 500 Index**                                                    $3,194,224

LIPPER PERFORMANCE AVERAGES ARE CALCULATED BY TAKING AN ARITHMETIC AVERAGE OF THE RETURNS OF THE FUNDS IN THE GROUP. THE AVERAGE ANNUALIZED RETURNS WHICH RESULT FROM THIS METHODOLOGY WILL DIFFER FROM ANNUALIZING THE GROWTH OF THE MINIMUM INITIAL INVESTMENT.

PERFORMANCE                                         TOTAL RETURNS
                                                    ------------------------------------
                                                    ONE          THREE        SINCE
AS OF MAY 31, 1999                                  MONTH        MONTHS       INCEPTION*
----------------------------------------------------------------------------------------
J.P. Morgan Institutional SmartIndex-TM-Fund        -2.01%       6.70%        7.27%
S&P 500 Index**                                     -2.36%       5.48%        6.47%

AS OF MARCH 31, 1999
----------------------------------------------------------------------------------------
J.P. Morgan Institutional SmartIndex-TM-Fund         3.71%       4.47%        4.27%
S&P 500 Index**                                      4.00%       4.98%        4.98%

* THE FUND COMMENCED OPERATIONS ON DECEMBER 31, 1998.

** S&P 500 INDEX IS AN UNMANAGED INDEX USED TO PORTRAY THE PATTERN OF COMMON STOCK MOVEMENT BASED ON THE AVERAGE PERFORMANCE OF 500 WIDELY HELD COMMON STOCKS. IT DOES NOT INCLUDE FEES OR OPERATING EXPENSES AND IS NOT AVAILABLE FOR ACTUAL INVESTMENT.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF FUND DISTRIBUTIONS, AND REFLECT THE REIMBURSEMENT OF FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER.

PORTFOLIO MANAGER Q&A

[PHOTO]

The following is an interview with TIMOTHY J. DEVLIN, vice president, a member of the portfolio management team for the J.P. Morgan SmartIndex-TM-Fund since its inception. Tim joined J.P. Morgan in 1996 after spending nine years at Mitchell Hutchins Asset Management, where he managed quantitatively driven equity portfolios for institutional and retail investors. Tim received his B.A. in economics from Union College. This interview was conducted on June 11, 1999, and reflects Tim's views on that date.

HOW HAS THE U.S. EQUITY MARKET PERFORMED SINCE THE FUND'S INCEPTION?

TJD: The S&P 500 rose 6.5% in the first five months of 1999, and continued to display the volatility that characterized the last five months of 1998.

The first quarter saw large-cap-stock leadership continue, as the low-interest-rate environment supported the lofty P/E multiples of those stocks. As the undeniable strength in the domestic economy caused interest rates to rise, the market showed signs of broadening. In April and May, value stocks outperformed growth stocks and small caps outperformed large caps, representing a significant shift from prior months. In mid-May, the Federal Reserve, concerned over the continued strong pace of the domestic economy and the possibility of inflation, announced that its position on interest rates shifted to a tightening bias from a neutral one.

HOW DID THE FUND PERFORM DURING THE PERIOD?

TJD: The fund got off to a good start, thanks to strong performance in April and May. From its inception through May 31, the fund turned in a return of 7.27%, compared with the S&P 500's 6.47% increase.

WHICH STOCKS CONTRIBUTED TO THE FUND'S PERFORMANCE?

TJD: Stock selection was very positive across most of the sectors over the past five months. Two positions that particularly stood out were Immunex and Sun Microsystems.

Immunex, a biopharmaceutical company, has risen dramatically since the U.S. Food & Drug Administration approved the company's rheumatoid arthritis drug, Enbrel, in November; the stock was up considerably since year-end 1998. Further research released in May showed that the drug can also slow the progression of the disease, in addition to treating the symptoms.

Sun is best known as the leading vendor of Unix-based computer systems. It is well positioned in the technology infrastructure market and should benefit from the shift to server-centric computing. The recent agreement with AOL-Netscape could solidify Sun's position as the premier Internet server company. In the past five months, Sun climbed over 39% compared with the 9.7% increase for the technology sector.

WHAT STOCKS HINDERED THE FUND'S PERFORMANCE?

TJD: With over 300 stocks in the fund, there are bound to be some that underperform. Two of our positions that hurt the fund's performance were not owning Charles Schwab and overweighting Service Corp.

The lofty premium that Schwab trades at as the number-one online brokerage company has prevented us from owning it. In the environment of the past year, when any company that did business via the Internet seemed to be blindly purchased, Schwab rose an astounding 378.1%! We believe that their triple-digit price-to-earnings ratio is unsustainable and that increasing competition will prevent Schwab from growing its earnings fast enough to justify its price.

Service Corp. plunged in January, as the company surprised everyone by announcing it would fall short of quarterly earnings estimates by 50%. The company cited both pre-need and at-need funeral results below plan, in addition to weak investment results in a strong market. The negative surprise resulted in a 60% drop in the stock's price. For the 12-month period, Service Corp. fell over 52% versus a 27% increase for the services sector as a whole.

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

TJD: Our outlook is on the cautious side. The market has done so well for so long, and appears richly valued. There is some concern about what steps the Federal Reserve will take in its efforts to slow down the domestic economy; we think it's likely that the Fed will raise short-term rates at least once before the end of the year. Should the economy continue to plow ahead, we think the Fed would become more aggressive in its efforts.

But with the continued strength in the domestic economy, corporate profits should continue to be robust. And despite all the concerns about inflation, it still remains very low. Globally, there are strong indications that the economy has hit bottom and is on its way back up; this should have a positive effect on companies in industries with global exposures, like metals and chemicals.

We think we're in a transition period, as market leadership begins to filter down to companies across the market-capitalization spectrum. Such a process can often be a fragile one, and we wouldn't be surprised to see continued volatility as a result. We'll remain focused on the long term and seek to capitalize on any misvaluations we can find in the U.S. equity market.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan Institutional SmartIndex-TM- Fund seeks to provide a consistently high total return from a broadly diversified portfolio of approximately 350 equity securities while maintaining risk characteristics similar to those of the S&P 500.

--------------------------------------------------------------------------------
COMMENCEMENT OF INVESTMENT OPERATIONS
12/31/98

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 5/31/99
$5,363,083

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
6/25/99, 8/20/99, 12/20/99

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/20/99

--------------------------------------------------------------------------------
REGISTRANT
J.P. MORGAN SERIES TRUST
J.P. MORGAN SMARTINDEX-TM- FUND:
  INSTITUTIONAL SHARES

EXPENSE RATIO
The fund's current annualized expense ratio of 0.35% covers shareholders' expenses for custody, tax reporting, investment advisory, and shareholder services, after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring dividend or redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF MAY 31, 1999

PORTFOLIO ALLOCATION
(AS A PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

-    CONSUMER GOODS
     & SERVICES 21.8%

-    TECHNOLOGY 17.8%

-    FINANCE 15.8%

-    UTILITIES 11.4%

-    HEALTHCARE 11.3%

-    INDUSTRIAL PRODUCTS
     & SERVICES 10.6%

-    ENERGY 6.3%

-    BASIC INDUSTRIES 3.0%

-    SHORT-TERM AND
     OTHER INVESTMENTS 1.1%

-    TRANSPORTATION 0.9%



LARGEST EQUITY HOLDINGS                                 % OF TOTAL INVESTMENTS
------------------------------------------------------------------------------
MICROSOFT CORP. (TECHNOLOGY)                                    3.2%
INTERNATIONAL BUSINESS MACHINES CORP.                           2.6%
     (TECHNOLOGY)
GENERAL ELECTRIC CO.                                            2.6%
     (INDUSTRIAL PRODUCTS & SERVICES)
CISCO SYSTEMS, INC. (TECHNOLOGY)                                2.1%
INTEL CORP. (TECHNOLOGY)                                        2.1%
COCA-COLA CO. (CONSUMER GOODS & SERVICES)                       2.0%
MCI WORLDCOM, INC. (UTILITIES)                                  2.0%
LUCENT TECHNOLOGIES INC. (TECHNOLOGY)                           1.9%
CITIGROUP INC. (FINANCE)                                        1.8%
AT&T CORPORATION (UTILITIES)                                    1.8%

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Opinions expressed herein are based on current market conditions and are subject to change without notice.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                    THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

J.P. MORGAN INSTITUTIONAL SMARTINDEX-TM- FUND
SCHEDULE OF INVESTMENTS
MAY 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  --------   -----------
COMMON STOCKS (99.4%)
BASIC INDUSTRIES (3.0%)
CHEMICALS (1.7%)
Dow Chemical Co..................................       310   $    37,665
E.I. du Pont de Nemours & Co.....................       120         7,852
IMC Global, Inc..................................       160         3,350
PPG Industries, Inc..............................       250        15,172
Praxair, Inc.....................................        60         2,929
Rohm & Haas Co...................................       260        10,432
Solutia, Inc.....................................       160         3,590
Union Carbide Corp...............................       190         9,749
                                                              -----------
                                                                   90,739
                                                              -----------
FOREST PRODUCTS & PAPER (0.6%)
Boise Cascade Corp...............................        20           792
Bowater, Inc.....................................        40         2,060
Fort James Corp..................................       160         5,860
Georgia-Pacific Group............................        60         5,186
International Paper Co...........................       297        14,850
Mead Corp........................................        80         2,990
Temple-Inland, Inc...............................        40         2,680
                                                              -----------
                                                                   34,418
                                                              -----------
METALS & MINING (0.7%)
Alcan Aluminum Ltd...............................       280         7,840
Alcoa, Inc.......................................       260        14,300
Allegheny Teledyne, Inc..........................       220         4,496
Freeport-McMoran Copper & Gold, Inc., Class B....       400         5,650
Reynolds Metals Co...............................        80         4,255
                                                              -----------
                                                                   36,541
                                                              -----------
  TOTAL BASIC INDUSTRIES.........................                 161,698
                                                              -----------

CONSUMER GOODS & SERVICES (21.9%)
APPARELS & TEXTILES (0.1%)
Jones Apparel Group, Inc.+.......................       160         4,920
                                                              -----------
AUTOMOTIVE (1.6%)
Dana Corp........................................       250        12,906
Delphi Automotive Systems Corp...................       679        13,322
Ford Motor Co....................................       360        20,542
General Motors Corp..............................       170        11,730
Genuine Parts Co.................................       230         7,748

              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  --------   -----------
AUTOMOTIVE (CONTINUED)

Goodyear Tire and Rubber Co......................       230   $    13,728
Lear Corp.+......................................       100         4,919
                                                              -----------
                                                                   84,895
                                                              -----------

BROADCASTING & PUBLISHING (3.1%)
AT&T Corp. - Liberty Media Group.................       369        24,515
Comcast Corp., Class A...........................       940        36,249
Gannett Co., Inc.................................       410        29,622
Knight-Ridder, Inc...............................       150         7,903
MediaOne Group, Inc.+............................       640        47,280
New York Times Co., Class A......................       270         9,214
Times Mirror Co. New.............................       150         8,841
Washington Post Co., Class B.....................        10         5,565
                                                              -----------
                                                                  169,189
                                                              -----------

ENTERTAINMENT, LEISURE & MEDIA (1.9%)
America Online, Inc..............................       400        47,750
Circus Circus Enterprises, Inc.+.................       100         2,112
Seagram Company Ltd.(i)..........................       590        30,643
Time Warner, Inc.................................       240        16,335
Walt Disney Co...................................       170         4,951
                                                              -----------
                                                                  101,791
                                                              -----------

FOOD, BEVERAGES & TOBACCO (5.7%)
Bestfoods........................................       230        11,500
Coca-Cola Co.....................................     1,590       108,617
General Mills, Inc...............................       120         9,645
H.J. Heinz Co....................................       290        14,011
Hershey Foods Corp...............................       110         5,967
Pepsi Bottling Group, Inc........................       100         2,319
PepsiCo, Inc.....................................     1,170        41,901
Philip Morris Companies, Inc.....................     1,750        67,484
Ralston-Ralston Purina Group.....................       250         6,812
Sara Lee Corp....................................       630        15,120
Unilever NV (ADR)+...............................       383        25,015
                                                              -----------
                                                                  308,391
                                                              -----------

HOUSEHOLD APPLIANCES & FURNISHINGS (0.3%)
Leggett & Platt, Inc.............................       290         7,649
Whirlpool Corp...................................       110         7,095
                                                              -----------
                                                                   14,744
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SMARTINDEX-TM- FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  --------   -----------
HOUSEHOLD PRODUCTS (2.1%)
Kimberly-Clark Corp..............................       430   $    25,236
Procter & Gamble Co..............................       920        85,905
                                                              -----------
                                                                  111,141
                                                              -----------

PERSONAL CARE (0.0%)
Gillette Co......................................        10           510
                                                              -----------

RESTAURANTS & HOTELS (0.5%)
Hilton Hotels Corp...............................       380         5,225
McDonald's Corp..................................       180         6,930
Mirage Resorts, Inc.+............................       200         4,100
Starwood Hotels & Resorts Worldwide, Inc.........       320        10,480
                                                              -----------
                                                                   26,735
                                                              -----------
RETAIL (6.6%)
Albertson's, Inc.................................       230        12,305
American Stores Co...............................       400        13,200
AutoZone, Inc.+..................................       170         4,919
Circuit City Stores-Circuit City Group...........       120         8,617
Costco Companies, Inc.+..........................       200        14,506
Dayton Hudson Corp...............................       500        31,500
Dillard's, Inc., Class A.........................       120         4,215
Federated Department Stores, Inc.+...............       240        13,080
Gap, Inc.........................................       130         8,133
Hannaford Brothers Co............................        50         2,600
Home Depot, Inc..................................       480        27,300
J.C. Penney, Inc.................................       230        11,888
Kmart Corp.+.....................................       560         8,610
Kroger Co.+......................................       230        13,469
Mattel, Inc......................................       570        15,069
May Department Stores Co.........................       390        16,892
Nordstrom, Inc...................................       160         5,690
Safeway, Inc.+...................................       480        22,320
Sears, Roebuck & Co..............................       380        18,169
Tiffany & Co.....................................        30         2,486
TJX Companies, Inc...............................       370        11,100
Toys 'R' Us, Inc.+...............................       290         6,688
Wal-Mart Stores, Inc.............................     1,870        79,709
                                                              -----------
                                                                  352,465
                                                              -----------
  TOTAL CONSUMER GOODS &
   SERVICES......................................               1,174,781
                                                              -----------
              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  --------   -----------

ENERGY (6.3%)
GAS EXPLORATION (0.1%)
Columbia Energy Group............................        80   $     4,280
                                                              -----------

OIL-PRODUCTION (6.1%)
Chevron Corp.....................................       100         9,269
Exxon Corp.......................................     1,160        92,655
Mobil Corp.......................................       700        70,875
Occidental Petroleum Corp........................       560        11,830
Phillips Petroleum Co............................       480        25,170
Royal Dutch Petroleum Co. (ADR)..................     1,310        74,097
Texaco, Inc......................................       330        21,615
Tosco Corp.......................................       290         7,413
Ultramar Diamond Shamrock Corp...................        50         1,100
Unocal Corp......................................       360        14,310
                                                              -----------
                                                                  328,334
                                                              -----------

OIL-SERVICES (0.1%)
Diamond Offshore Drilling, Inc...................        40         1,090
ENSCO International, Inc.........................        80         1,420
Global Marine, Inc.+.............................       100         1,406
Smith International, Inc.+.......................        30         1,297
                                                              -----------
                                                                    5,213
                                                              -----------
  TOTAL ENERGY...................................                 337,827
                                                              -----------

FINANCE (15.9%)
BANKING (9.2%)
Associated Banc - Corp...........................        40         1,382
Astoria Financial Corp...........................        40         1,804
Bancwest Corp....................................        40         1,520
Bank of America Corp.............................     1,160        75,037
Bank One Corp....................................       780        44,119
BankBoston Corp..................................       370        17,529
Bankers Trust Corp...............................        60         5,554
Charter One Financial, Inc.......................       110         3,121
Chase Manhattan Corp.............................       100         7,250
Citigroup, Inc...................................     1,490        98,712
Commerce Bancshares, Inc.........................        40         1,647
Compass Bancshares, Inc..........................        75         2,220
Dime Bancorp, Inc................................        70         1,426
First American Corp..............................        70         2,857
First Union Corp.................................       640        29,480

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SMARTINDEX-TM- FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  --------   -----------
BANKING (CONTINUED)
First Virginia Banks, Inc........................        30   $     1,491
Firstmerit Corp..................................        60         1,637
Fleet Financial Group, Inc.......................       180         7,402
Golden West Financial Corp.......................        40         3,795
GreenPoint Financial Corp........................        70         2,415
Hibernia Corp., Class A..........................       100         1,425
KeyCorp..........................................       300        10,425
M & T Bank Corp..................................        10         5,270
Marshall & Ilsley Corp...........................        70         4,898
Mellon Bank Corp.................................       340        12,134
Mercantile Bancorporation, Inc...................       100         5,844
Mercantile Bankshares Corp.......................        50         1,797
National City Corp...............................       110         7,281
National Commerce Bancorporation.................        60         1,404
North Fork Bancorporation, Inc...................        90         1,918
Pacific Century Financial Corp...................        50         1,000
Peoples Heritage Financial Group, Inc............        70         1,310
PNC Bank Corp....................................       200        11,450
Regions Financial Corp...........................       150         5,686
Republic New York Corp...........................        70         4,756
Southtrust Corp..................................       110         4,287
Sovereign Bancorp, Inc...........................       100         1,322
Summit Bancorp...................................       110         4,503
Suntrust Bank, Inc...............................       210        14,175
TCF Financial Corp...............................        60         1,665
U.S. Bancorp.....................................       490        15,925
Union Planters Corp..............................        90         3,718
Washington Mutual, Inc...........................       480        18,330
Wells Fargo Co...................................     1,100        44,000
Wilmington Trust Corp............................        20         1,176
                                                              -----------
                                                                  496,097
                                                              -----------

FINANCIAL SERVICES (3.1%)
American Express Co..............................       290        35,144
Associates First Capital Corp., Class A..........       480        19,680
Bear Stearns Companies, Inc......................        73         3,239
CIT Group, Inc., Class A.........................        50         1,450
Federal Home Loan Mortgage Corp..................       170         9,913
Federal National Mortgage Association............       400        27,200
Finova Group, Inc................................        40         1,912
Franklin Resources, Inc..........................       170         7,395
Household International, Inc.....................       320        13,880
Lehman Brothers Holdings, Inc....................        80         4,370
              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  --------   -----------
FINANCIAL SERVICES (CONTINUED)

Morgan Stanley Dean Witter & Co..................       380   $    36,670
Paine Webber Group Inc...........................        90         4,230
                                                              -----------
                                                                  165,083
                                                              -----------

INSURANCE (3.6%)
20th Century Industries..........................        40           732
Allstate Corp....................................       770        28,057
Ambac Financial Group, Inc.......................        70         4,082
American International Group, Inc................       370        42,296
Aon Corp.........................................       240        10,320
Chubb Corp.......................................       150        10,509
CIGNA Corp.......................................       240        22,380
Equitable Companies, Inc.........................        90         6,317
Hartford Financial Services Group, Inc...........        90         5,692
Marsh & McLennan Companies, Inc..................       240        17,460
MBIA, Inc........................................        90         6,148
Mercury General Corp.............................        50         1,803
Provident Companies, Inc.........................        70         2,734
Safeco Corp......................................       130         5,716
St. Paul Companies, Inc..........................       220         7,824
Torchmark Corp...................................       130         4,339
Transamerica Corp................................        40         2,935
Travelers Property Casualty Corp., Class A.......        60         2,370
UNUM Corp........................................       190        10,224
                                                              -----------
                                                                  191,938
                                                              -----------
  TOTAL FINANCE..................................                 853,118
                                                              -----------

HEALTHCARE (11.4%)
BIOTECHNOLOGY (1.2%)
Amgen, Inc.+.....................................       460        29,109
Chiron Corp.+....................................       160         3,375
Genzyme Corp.+...................................       120         4,864
Immunex Corp.+...................................        60         7,806
MedImmune, Inc.+.................................       120         7,627
PE Corp.-PE Biosystems Group.....................        80         8,935
PE-Corp.-Celera Genomics+........................        40           680
                                                              -----------
                                                                   62,396
                                                              -----------

HEALTH SERVICES (1.3%)
Aetna, Inc.......................................       150        13,622
Columbia/HCA Healthcare Corp.....................       640        15,080
HCR Manor Care, Inc.+............................       110         2,942

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SMARTINDEX-TM- FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  --------   -----------
HEALTH SERVICES (CONTINUED)
Health Management Associates, Inc., Class A+.....       260   $     3,380
Healthsouth Corp.+...............................       440         5,885
Humana, Inc.+....................................       160         2,010
Lifepoint Hospitals, Inc.+.......................        33           332
Pacificare Health Systems+.......................        30         2,590
Tenet Healthcare Corp.+..........................       320         7,840
Triad Hospitals, Inc+............................        33           335
United Healthcare Corp...........................       190        11,067
Wellpoint Health Networks, Inc.+.................        70         5,771
                                                              -----------
                                                                   70,854
                                                              -----------

MEDICAL SUPPLIES (0.2%)
Boston Scientific Corp.+.........................        30         1,138
Medtronic, Inc...................................       110         7,810
                                                              -----------
                                                                    8,948
                                                              -----------
PHARMACEUTICALS (8.7%)
Abbott Laboratories..............................       270        12,201
ALZA Corp.+......................................       200         7,137
American Home Products Corp......................     1,090        62,811
Bristol-Myers Squibb Co..........................     1,410        96,761
Eli Lilly & Co...................................       690        49,292
Forest Laboratories, Inc.+.......................       270        12,859
Johnson & Johnson................................       430        39,829
Merck & Co., Inc.................................       860        58,050
Monsanto Co......................................       540        22,410
Pfizer, Inc......................................       440        47,080
Schering-Plough Corp.............................       240        10,815
Warner-Lambert Co................................       730        45,260
Watson Pharmaceuticals, Inc.+....................        80         3,065
                                                              -----------
                                                                  467,570
                                                              -----------
  TOTAL HEALTHCARE...............................                 609,768
                                                              -----------

INDUSTRIAL PRODUCTS & SERVICES (10.6%)
AEROSPACE (1.2%)
Boeing Co........................................       870        36,757
Lockheed Martin Corp.............................       200         8,087
Raytheon Co., Class A............................       310        20,596
                                                              -----------
                                                                   65,440
                                                              -----------
              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  --------   -----------

BUILDING MATERIALS (0.2%)
Owens Corning....................................        80   $     3,150
Sherwin-Williams Co..............................       260         8,011
USG Corp.........................................        30         1,699
                                                              -----------
                                                                   12,860
                                                              -----------

CAPITAL GOODS (0.2%)
Eaton Corp.......................................        70         6,103
PACCAR, Inc......................................        70         3,955
                                                              -----------
                                                                   10,058
                                                              -----------

COMMERCIAL SERVICES (1.1%)
Cendant Corp.+...................................     1,720        31,712
Equifax, Inc.....................................       290        10,440
R.R. Donnelley & Sons Co.........................       230         8,338
Service Corp. International......................       550        10,553
                                                              -----------
                                                                   61,043
                                                              -----------

DIVERSIFIED MANUFACTURING (6.3%)
AlliedSignal, Inc................................       720        41,805
Cooper Industries, Inc...........................       100         4,956
Deere & Co.......................................       220         8,374
Eastman Kodak Co.................................       480        32,460
General Electric Co..............................     1,360       138,295
Harris Corp......................................       120         4,538
Hubbell, Inc.....................................        50         2,094
ITT Industries, Inc..............................       150         5,663
Johnson Controls, Inc............................       130         8,198
Parker Hannifin Corp.............................        20           874
Rockwell International Corp......................       190        10,486
Tenneco, Inc.....................................       250         5,828
Tyco International Ltd...........................       770        67,279
Xerox Corp.......................................       100         5,619
                                                              -----------
                                                                  336,469
                                                              -----------

ELECTRICAL EQUIPMENT (0.6%)
Emerson Electric Co..............................       430        27,466
W.W. Grainger, Inc...............................        90         4,776
                                                              -----------
                                                                   32,242
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SMARTINDEX-TM- FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  --------   -----------
MACHINERY (0.1%)
Dover Corp.......................................       100   $     3,769
                                                              -----------
PACKAGING & CONTAINERS (0.1%)
Smurfit-Stone Container Corp.+...................       160         3,450
                                                              -----------

POLLUTION CONTROL (0.8%)
Browning-Ferris Industries, Inc..................        40         1,660
Waste Management, Inc............................       820        43,358
                                                              -----------
                                                                   45,018
                                                              -----------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                 570,349
                                                              -----------

TECHNOLOGY (17.9%)
COMPUTER PERIPHERALS (0.9%)
EMC Corp.+.......................................       430        42,839
Quantum Corp.+...................................       130         2,576
Seagate Technology, Inc.+........................       180         5,434
                                                              -----------
                                                                   50,849
                                                              -----------

COMPUTER SOFTWARE (3.8%)
Adobe Systems, Inc...............................        40         2,964
Electronic Arts+.................................        50         2,444
Microsoft Corp.+.................................     2,160       174,353
Momentum Business Applications, Inc..............         3            24
Oracle Corp.+....................................       895        22,179
                                                              -----------
                                                                  201,964
                                                              -----------

COMPUTER SYSTEMS (4.7%)
Apple Computer, Inc.+............................        90         3,963
Dell Computer Corp.+.............................     1,150        39,567
Gateway, Inc.+...................................       110         6,689
Hewlett-Packard Co...............................       130        12,261
International Business Machines Corp.............     1,220       141,901
Sun Microsystems, Inc.+..........................       840        50,164
                                                              -----------
                                                                  254,545
                                                              -----------
ELECTRONICS (2.3%)
3Com Corp.+......................................       200         5,469
Cisco Systems, Inc.+.............................     1,040       113,328
Symbol Technologies, Inc.........................        60         3,000
                                                              -----------
                                                                  121,797
                                                              -----------
              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  --------   -----------

INFORMATION PROCESSING (0.6%)
Automatic Data Processing, Inc...................       410   $    16,887
First Data Corp..................................       330        14,829
                                                              -----------
                                                                   31,716
                                                              -----------

SEMICONDUCTORS (3.6%)
Applied Materials, Inc.+.........................       230        12,657
Intel Corp.......................................     2,060       111,626
Motorola, Inc....................................       370        30,641
Texas Instruments, Inc...........................       290        31,719
Xilinx, Inc.+....................................       100         4,441
                                                              -----------
                                                                  191,084
                                                              -----------

TELECOMMUNICATIONS-EQUIPMENT (2.0%)
Lucent Technologies, Inc.........................     1,800       102,375
Nortel Networks Corp.............................       100         7,500
                                                              -----------
                                                                  109,875
                                                              -----------
  TOTAL TECHNOLOGY...............................                 961,830
                                                              -----------

TRANSPORTATION (0.9%)
AIRLINES (0.3%)
AMR Corp.+.......................................       120         7,808
COMAIR Holdings, Inc.............................        60         1,138
Southwest Airlines Co............................       220         7,054
                                                              -----------
                                                                   16,000
                                                              -----------

RAILROADS (0.6%)
Burlington Northern Railroad Co..................       300         9,300
CSX Corp.........................................       170         7,979
Norfolk Southern Corp............................       240         7,860
Union Pacific Corp...............................       160         9,130
                                                              -----------
                                                                   34,269
                                                              -----------

TRUCK & FREIGHT CARRIERS (0.0%)
CNF Transportation, Inc..........................        30         1,245
Ryder System, Inc................................        50         1,200
                                                              -----------
                                                                    2,445
                                                              -----------
  TOTAL TRANSPORTATION...........................                  52,714
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SMARTINDEX-TM- FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  --------   -----------
UTILITIES (11.5%)
ELECTRIC (2.7%)
Allegheny Energy, Inc............................       110   $     3,836
Ameren Corp......................................       130         5,322
Carolina Power & Light Co........................       140         6,125
Central & South West Corp........................       500        12,875
Cinergy Corp.....................................       150         5,119
CMS Energy Corp..................................       100         4,650
Constellation Energy Group.......................       140         4,366
Dominion Resources, Inc..........................       180         7,774
Edison International.............................       330         9,075
Entergy Corp.....................................       230         7,461
FPL Group, Inc...................................        40         2,328
New England Electric System......................        60         3,004
Nisource, Inc....................................       110         3,073
Northeast Utilities+.............................       120         2,115
Northern States Power Co.........................       140         3,649
PG&E Corp........................................       360        12,150
Pinnacle West Capital Corp.......................        80         3,350
PP&L Resources, Inc..............................       150         4,500
Public Service Enterprise Group, Inc.............       100         4,194
Reliant Energy, Inc..............................       100         3,050
Southern Co......................................       530        15,039
TECO Energy, Inc.................................       120         2,783
Texas Utilities Co...............................       260        11,700
Wisconsin Energy Corp............................       100         2,775
                                                              -----------
                                                                  140,313
                                                              -----------
NATURAL GAS (0.2%)
Consolidated Natural Gas Company.................        90         5,349
El Paso Energy Corp..............................       110         3,967
                                                              -----------
                                                                    9,316
                                                              -----------
              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  --------   -----------

TELEPHONE (8.6%)
Ameritech Corp...................................       200   $    13,163
AT & T Corp......................................     1,778        98,679
Bell Atlantic Corp...............................     1,170        64,058
BellSouth Corp...................................       340        16,044
Frontier Corp....................................       130         6,841
GTE Corp.........................................       670        42,252
Level 3 Communications, Inc.+....................       220        17,263
MCI WorldCom, Inc.+..............................     1,240       107,066
SBC Communications, Inc..........................     1,500        76,688
US WEST, Inc.....................................       350        18,922
                                                              -----------
                                                                  460,976
                                                              -----------
  TOTAL UTILITIES................................                 610,605
                                                              -----------
  TOTAL COMMON STOCKS (COST $5,041,339)..........               5,332,690
                                                              -----------

                                                   PRINCIPAL
                                                    AMOUNT
                                                   ---------
SHORT-TERM INVESTMENTS (1.1%)
OTHER INVESTMENT COMPANIES (1.1%)
Seven Seas Money Market Fund 4.615%, due
  06/01/1999.....................................  $ 57,500         57,500
                                                               -----------
TOTAL INVESTMENTS (COST $5,098,839) (100.5%)................
                                                                 5,390,190
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.5%)...............
                                                                   (27,107)
                                                               -----------
NET ASSETS (100.0%).........................................   $ 5,363,083
                                                               -----------
                                                               -----------

------------------------------
Note: The cost of investments for federal income tax purposes at May 31, 1999 was $5,103,278; the aggregate gross unrealized appreciation and depreciation was $477,950 and $191,038 respectfully, resulting in net unrealized appreciation of $286,912.

+ Non-income producing security.

(i) Foreign security.

ADR -- American Depositary Receipt.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SMARTINDEX-TM- FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $5,098,839)             $5,390,190
Cash                                                      313
Receivable for Expense Reimbursement                   49,601
Receivable for Investments Sold                        15,897
Dividends Receivable                                    9,959
Foreign Tax Reclaim Receivable                            452
Interest Receivable                                       148
                                                   ----------
    Total Assets                                    5,466,560
                                                   ----------
LIABILITIES
Payable for Investments Purchased                      28,861
Custody Fee Payable                                    12,431
Advisory Fee Payable                                    1,165
Shareholder Servicing Fee Payable                         466
Administrative Services Fee Payable                       241
Administration Fee Payable                                 43
Fund Services Fee Payable                                   5
Accrued Trustees' Fees and Expenses                        51
Accrued Expenses                                       60,214
                                                   ----------
    Total Liabilities                                 103,477
                                                   ----------
NET ASSETS                                         $5,363,083
                                                   ----------
                                                   ----------
INSTITUTIONAL SHARES
Applicable to 334,010 shares outstanding
  (par value $0.001, unlimited shares authorized)  $5,363,083
                                                   ----------
                                                   ----------
Net Asset Value, Offering and Redemption Price
  per Share                                            $16.06
                                                        -----
                                                        -----
ANALYSIS OF NET ASSETS
Paid-in capital                                    $5,010,601
Undistributed Net Investment Income                    14,632
Accumulated Net Realized Gain on Investments           46,499
Net Unrealized Appreciation of Investments            291,351
                                                   ----------
    Net Assets                                     $5,363,083
                                                   ----------
                                                   ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SMARTINDEX-TM- FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD DECEMBER 31, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH MAY 31,
1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $715)                                                     $ 31,482
Interest Income                                                     799
                                                               --------
    Investment Income                                            32,281
EXPENSES
Professional Fees and Expenses                     $  39,048
Custodian Fees and Expenses                           28,808
Registration Fees                                     22,780
Printing Expenses                                      9,503
Transfer Agent Fee                                     8,479
Advisory Fee                                           5,442
Shareholder Servicing Fee                              2,185
Administrative Services Fee                            1,264
Trustees' Fees and Expenses                               63
Administrative Fee                                        61
Fund Services Fee                                         47
Miscellaneous                                          1,130
                                                   ---------
    Total Expenses                                   118,810
Less: Reimbursement of Expenses                     (111,162)
                                                   ---------
NET EXPENSES                                                      7,648
                                                               --------
NET INVESTMENT INCOME                                            24,633
NET REALIZED GAIN ON INVESTMENTS                                 46,499
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                   291,351
                                                               --------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $362,483
                                                               --------
                                                               --------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SMARTINDEX-TM- FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE PERIOD
                                                    DECEMBER 31, 1998
                                                    (COMMENCEMENT OF
                                                   OPERATIONS) THROUGH
                                                      MAY 31, 1999
                                                   -------------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $           24,633
Net Realized Gain on Investments                               46,499
Net Change in Unrealized Appreciation of
  Investments                                                 291,351
                                                   -------------------
    Net Increase in Net Assets Resulting from
      Operations                                              362,483
                                                   -------------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT
  INCOME
Institutional Shares                                          (10,001)
                                                   -------------------
    Total Dividends to Shareholders                           (10,001)
                                                   -------------------
                                                   -------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold            5,000,600
Reinvestment of Dividends                                      10,001
                                                   -------------------
    Net Increase from Shareholder Transactions              5,010,601
                                                   -------------------
    Total Increase in Net Assets                            5,363,083
NET ASSETS
Beginning of Period                                                --
                                                   -------------------
End of Period (including undistributed net
  investment income of $14,632)                    $        5,363,083
                                                   -------------------
                                                   -------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SMARTINDEX-TM- FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the period are as follows:

                                                     FOR THE PERIOD
                                                    DECEMBER 31, 1998
                                                    (COMMENCEMENT OF
                                                   OPERATIONS) THROUGH
                                                      MAY 31, 1999
                                                   -------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $            15.00
                                                   -------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                            0.07
Net Realized and Unrealized Gain on Investments                  1.02
                                                   -------------------
Total from Investment Operations                                 1.09
                                                   -------------------

LESS DIVIDENDS TO SHAREHOLDERS FROM
Net Investment Income                                           (0.03)
                                                   -------------------

NET ASSET VALUE, END OF PERIOD                     $            16.06
                                                   -------------------
                                                   -------------------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                                     7.27%(a)
Net Assets, End of Period (in thousands)           $            5,363
Ratios to Average Net Assets
  Net Expenses                                                   0.35%(b)
  Net Investment Income                                          1.13%(b)
  Expenses without reimbursement                                 5.44%(b)
Portfolio Turnover                                                 19%

------------------------
(a) Not annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SMARTINDEX-TM- FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan Institutional SmartIndex Fund (the "fund"), registered as J.P. Morgan SmartIndex Fund, is a series of J.P. Morgan Series Trust, a Massachusetts business trust (the "trust"), which was organized on August 15, 1996. The trust is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The trustees of the trust have divided the beneficial interests in the fund into two classes of shares, Institutional Shares and Select Shares. The investment objective is to provide a consistently high total return from a broadly diversified portfolio while maintaining risk characteristics similar to the S&P 500. Currently, the fund only offers Institutional Shares. The fund commenced operations on December 31, 1998. The Declaration of Trust permits the trustees to issue an unlimited number of each class of shares in the fund. Organizational costs incurred prior to the commencement of operations were borne by J.P. Morgan and Co. Incorporated ("J.P. Morgan").

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) The fund values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the fund's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the fund's Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

   b) The fund's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the fund. It is the policy of the fund to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest

J.P. MORGAN INSTITUTIONAL SMARTINDEX-TM- FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------
      income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) Net investment income (other than shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

   e) Substantially all the fund's net investment income is declared as dividends and paid quarterly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

   f) The fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary. The fund earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) The fund has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan. Under the terms of the agreement, the fund pays JPMIM at an annual rate of .25% of the fund's average daily net assets. For the period December 31, 1998 (commencement of operations) through May 31, 1999, such fees amounted to $5,442.

   b) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the period December 31, 1998 (commencement of operations) through May 31, 1999, the fee for these services amounted to $61.

   c) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the trust and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of

J.P. MORGAN INSTITUTIONAL SMARTINDEX-TM- FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------
      the trust and certain other investment companies for which Morgan provides administrative services. For the period December 31, 1998 (commencement of operations) through May 31, 1999, the fee for these services amounted to $1,264.

      In addition, J.P. Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund at no more than .35% of the average daily net assets of the fund through September 30, 1999. For the period December 31, 1998 (commencement of operations) through May 31, 1999, J.P. Morgan has agreed to reimburse the fund $111,162 for expenses under this agreement.

   d) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.10% and 0.25% of the average daily net assets for Institutional Shares and Select Shares, respectively. For the period December 31, 1998 (commencement of operations) through May 31, 1999, the fee for these services amounted to $2,185 for Institutional Shares.

      Morgan, Charles Schwab & Co. ("Schwab") and the fund (Select Shares) are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the services agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the trust and Morgan is terminated, the fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   e) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $47 for the period December 31, 1998 (commencement of operations) through May 31, 1999.

   f) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $11.

J.P. MORGAN INSTITUTIONAL SMARTINDEX-TM- FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                      FOR THE PERIOD
                                                    DECEMBER 31, 1998
                                                     (COMMENCEMENT OF
                                                   OPERATIONS) THROUGH
                                                       31 MAY 1999
                                                   --------------------
                                                   SHARES      AMOUNT
                                                   -------   ----------
Shares of beneficial interest sold...............  333,373    5,000,600
Reinvestment of dividends and distributions......      638       10,001
                                                   -------   ----------
Net Increase.....................................  334,011   $5,010,601
                                                   -------   ----------
                                                   -------   ----------

From time to time, the fund may have a concentration of several shareholders which may include affiliates of J.P. Morgan holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the fund.

4. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the period from December 31, 1998 (commencement of operations) to May 31, 1999 were as follows:

COST OF       PROCEEDS
PURCHASES    FROM SALES
----------   ----------
$5,864,859   $  823,521

5. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 27, 1998, with unaffiliated lenders. The maximum borrowing under the Agreement is $150,000,000. The Agreement expires on May 26, 1999, however, the fund as party to the Agreement has extended the Agreement and continues its participation therein for an additional 364 days until May 23, 2000. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The funds pay a commitment fee at an annual rate of 0.085% (0.065%, prior to May 26, 1999) on the unused portion of the committed amount. This is allocable to the funds in accordance with procedures established by their respective trustees or directors. There were no outstanding borrowings, pursuant to the Agreement as of May 31, 1999.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
J.P. Morgan Institutional SmartIndex Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of J.P. Morgan Institutional SmartIndex Fund (one of the funds comprising the J.P. Morgan Series Trust, registered as J.P. Morgan SmartIndex Fund, hereafter referred to as the "fund") at May 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the period December 31, 1998 (commencement of operations) through May 31, 1999, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
July 14, 1999

J.P. MORGAN INSTITUTIONAL FUNDS

     PRIME MONEY MARKET FUND

     TREASURY MONEY MARKET FUND

     FEDERAL MONEY MARKET FUND

     TAX EXEMPT MONEY MARKET FUND

     TAX AWARE ENHANCED INCOME FUND:

         INSTITUTIONAL SHARES

     SHORT TERM BOND FUND

     BOND FUND

     GLOBAL STRATEGIC INCOME FUND

     TAX EXEMPT BOND FUND

     NEW YORK TAX EXEMPT BOND FUND

     CALIFORNIA BOND FUND: INSTITUTIONAL SHARES

     DIVERSIFIED FUND

     DISCIPLINED EQUITY FUND

     LARGE CAP GROWTH FUND: INSTITUTIONAL SHARES

     U.S. EQUITY FUND

     U.S. SMALL COMPANY FUND

     TAX AWARE DISCIPLINED EQUITY FUND: INSTITUTIONAL SHARES

     INTERNATIONAL EQUITY FUND

     EUROPEAN EQUITY FUND

     INTERNATIONAL OPPORTUNITIES FUND

     EMERGING MARKETS EQUITY FUND

     SMARTINDEX-TM- FUND: INSTITUTIONAL SHARES

FOR MORE INFORMATION ON THE J.P. MORGAN
INSTITUTIONAL FUNDS, CALL J.P. MORGAN FUNDS
SERVICES AT (800)766-7722.
IM0488-I


J.P. MORGAN
INSTITUTIONAL
SMARTINDEX-TM- FUND


ANNUAL REPORT
MAY 31, 1999